Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant	¥ 2,922	¥ 6,269
Corporate borrowings from Fanhua Group	58,801	55,251
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant	2,921	5,419
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant	1	850
Corporate borrowings from Fanhua Group	¥ 58,801	¥ 55,251